INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current expense	$ 689	$ 1,603
Deferred (recovery) expense	(37)	(137)
Income tax (recovery) expense	652	1,466
Income tax [Member]
Current expense	164	135
Deferred (recovery) expense	(56)	28
Special mining duty [Member]
Current expense	98	1,041
Deferred (recovery) expense	(357)	(270)
Withholding tax [Member]
Current expense	427	427
Deferred (recovery) expense	$ 376	$ 105